SCHEDULE OF INTANGIBLE ASSETS AMORTIZATION EXPENSES (Details)	Dec. 31, 2021 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 2,958,500
2023	2,958,500
2024	2,958,000
2025	2,958,000
2026	2,806,700
Thereafter	$ 11,168,675